General information - Narrative (Details) - shares		6 Months Ended	12 Months Ended
	Dec. 17, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Ordinary shares [member] | Bottom of range
General Information [Line Items]
Stockholders Equity Note Stock Split Shares	4,300,000
Ordinary shares [member] | Top of range
General Information [Line Items]
Stockholders Equity Note Stock Split Shares	215,000,000
E.Z. Holditalia [Member] | Elah Dufour S.p.a [Member]
General Information [Line Items]
Proportion of ownership interests held by non-controlling interests		10.00%	0.00%	10.00%